Interest Income and Interest Expense (Tables)	12 Months Ended
Dec. 31, 2010
Interest Income And Interest Expense (Tables) [Abstract]
Details of interest income and interest expense

Year ended December 31, (in millions)	2010	2009	2008

Interest income
Loans	$40,388	$38,704	$38,347
Securities	9,540	12,377	6,344
Trading assets	11,007	12,098	17,236
Federal funds sold and securities purchased under resale agreements	1,786	1,750	5,983
Securities borrowed	175	4	2,297
Deposits with banks	345	938	1,916
Other assets(a)	541	479	895

Total interest income(b)	63,782	66,350	73,018

Interest expense
Interest-bearing deposits	3,424	4,826	14,546
Short-term and other liabilities(c)	2,708	3,845	10,933
Long-term debt	5,504	6,309	8,355
Beneficial interests issued by consolidated VIEs	1,145	218	405

Total interest expense(b)	12,781	15,198	34,239

Net interest income	$51,001	$51,152	$38,779

Provision for credit losses	16,639	32,015	19,445
Provision for credit losses – accounting conformity(d)	—	—	1,534

Total provision for credit losses	$16,639	$32,015	$20,979

Net interest income after provision for credit losses	$34,362	$19,137	$17,800

(a)	Predominantly margin loans.

(b)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon the adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts, its Firm-administered multi-seller conduits and certain other consumer loan securitization entities, primarily mortgage-related. The consolidation of these VIEs did not significantly change the Firm’s total net income. However, it did affect the classification of items on the Firm’s Consolidated Statements of Income; as a result of the adoption of the guidance, certain noninterest revenue was eliminated in consolidation, offset by the recognition of interest income, interest expense, and provision for credit losses.

(c)	Includes brokerage customer payables.

(d)	2008 includes an accounting conformity loan loss reserve provision related to the acquisition of Washington Mutual’s banking operations.